Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Income tax expense was comprised of the following for the years indicated below:

	Year Ended December 31,
(Dollars in thousands)	2022	2021
Current:
Federal	$2,321	$2,663
State	444	630
Total Current Tax Expense	2,765	3,293
Deferred:
Federal	(59)	212
State	3	4
Total Deferred Tax (Benefit) Expense	(56)	216
Total Income Tax Expense	$2,709	$3,509
The Company's income taxes differ from those computed at the statutory federal income tax rate for the years indicated, as follows:

	Year Ended December 31,
(Dollars in thousands)	2022	2021
Tax at Statutory Income Tax Rate	$2,717	$3,419
State Tax and Other	377	451
Tax Exempt Interest	(253)	(285)
Life Insurance	(128)	(133)
Valuation Allowance	(4)	57
Total Income Tax Expense	$2,709	$3,509
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2022 and 2021 are presented below. Net deferred tax assets or liabilities were included in other assets or other liabilities at December 31, 2022 and 2021.

	December 31,
(Dollars in thousands)	2022	2021
Deferred Tax Assets:
Deferred Compensation	$838	$762
Provision for Loan Losses	2,420	2,408
Other Real Estate Owned	10	8
Net Fees Deferred for Financial Reporting	66	79
Net Operating Losses	464	468
PPP Loan Fees	—	96
Unrealized Loss on Securities AFS	13,230	—
Other	41	53
Total Gross Deferred Tax Assets	17,069	3,874
Less: Valuation Allowance	(464)	(468)
Net Deferred Tax Assets	16,605	3,406

Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72	72
Depreciation	812	914
Prepaid Expenses	169	154
Unrealized Gain on Securities AFS	—	1,683
Total Gross Deferred Tax Liability	1,053	2,823
Net Deferred Tax Asset	$15,552	$583

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2022, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with state net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was approximately $(4,000). The Company had state net operating losses attributable to the non-bank entities of $11.7 million and $11.8 million for the years ended December 31, 2022 and 2021, respectively.
Retained earnings at December 31, 2022 included tax bad debt reserves of $2.1 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank holding company, they may be subject to federal income tax at the prevailing corporate tax rate.  At December 31, 2022, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense. Tax returns for 2019 and subsequent years are subject to examination by taxing authorities.